Disposal group held for sale (Tables)	12 Months Ended
Jun. 30, 2021
Disposal groups held for sale
Schedule of disposal groups held for sale

		2021	2020
for the year ended 30 June		Rm	Rm
Assets in disposal groups held for sale	Segment
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)	Gas	6 085	5 951
Central Termica de Ressano Garcia S.A. (CTRG)	Gas	3 034	—
Canadian shale gas assets	Gas	1 181	—
US Base Chemicals Assets	Chemicals America	—	71 001
Secunda Operations Air Separation Units	Fuels and Chemicals Africa	—	5 675
Other	Chemicals America, Chemicals Eurasia, Chemicals Africa, Fuels and Mining	331	1 641
		10 631	84 268
Liabilities in disposal groups held for sale	Segment
Investment in Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)*	Gas	(1 771)	(2 604)
Central Termica de Ressano Garcia S.A. (CTRG)	Gas	(1 109)	—
Canadian shale gas assets	Gas	(824)	—
US Base Chemicals Assets	Chemicals America	—	(2 425)
Secunda Operations Air Separation Units	Fuels and Chemicals Africa	—	(38)
Other	Chemicals America, Chemicals Eurasia, Fuels and Mining	(2)	(464)
		(3 706)	(5 531)

*Reduction relates mainly to debt repaid during the year.